UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22496
American Funds Global Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class A
| GBLAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 87	0.81%
Management's discussion of fund performance
The fund’s Class A shares gained 13.92% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return
among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class A (with sales charge) *	7.38%	6.70%	5.90%
American Funds Global Balanced Fund — Class A (without sales charge) *	13.92%	7.97%	6.53%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Lit. No. MFAAARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class C
| GBLCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 166	1.56%
Management's discussion of fund performance
The fund’s Class C shares gained 13.06% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class C (with sales charge) *	12.06%	7.16%	5.88%
American Funds Global Balanced Fund — Class C (without sales charge) *	13.06%	7.16%	5.88%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since
November
1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus
5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Lit. No. MFCCARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class T
| TFGBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 59	0.55%
Management's discussion of fund performance
The fund’s Class T shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class T (with sales charge) 2	11.34%	7.69%	6.64%
American Funds Global Balanced Fund — Class T (without sales charge) 2	14.18%	8.24%	6.95%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.44%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.65%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund share
s.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending
October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Lit. No. MFTTARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-1
| GBLEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 91	0.85%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 13.85% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-1 *	13.85%	7.92%	6.48%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D
&
T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Lit. No. MFF1ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-2
| GBLFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.58%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total return
s
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class F-2 *	14.18%	8.22%	6.77%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund
ch
an
ges
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting
firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Lit. No. MFF2ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class F-3
| GFBLX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51	0.48%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.30% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equities delivered robust gains amid
moderating
inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing
to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class F-3 2	14.30%	8.33%	7.17%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.57%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.81%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Lit. No. MFF3ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-A
| CBFAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.83%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 13.88% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns
, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-A (with sales charge) *	9.90%	7.16%	6.10%
American Funds Global Balanced Fund — Class 529-A (without sales charge) *	13.88%	7.93%	6.49%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by
companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Lit. No. MF5AARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-C
| CBFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 170	1.60%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.00% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered
positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-C (with sales charge) *	12.00%	7.12%	6.08%
American Funds Global Balanced Fund — Class 529-C (without sales charge) *	13.00%	7.12%	6.08%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an
index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Lit. No. MF5CARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-E
| CBFEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 114	1.07%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 13.64% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grow
n
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-E *	13.64%	7.69%	6.25%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inv est
directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be
available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Lit. No. MF5EARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-T
| TFBGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.14% for the
year
ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the
most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-T (with sales charge) 2	11.29%	7.64%	6.59%
American Funds Global Balanced Fund — Class 529-T (without sales charge) 2	14.14%	8.19%	6.90%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.44%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.65%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor
of
its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional informati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Lit. No. MF5TARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-1
| CBFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 71	0.66%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.07% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 529-F-1 *	14.07%	8.12%	6.70%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund chang
e
s
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Lit. No. MF5FARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-2
| FFGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 61	0.57%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.19% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-F-2 2	14.19%	8.22%	8.21%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.75%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	(2.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountan
t
s
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Lit. No. MF5XARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class 529-F-3
| FFBGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 57	0.53%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 14.21% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings
across
most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely,
holdings
in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 529-F-3 2	14.21%	8.26%	8.25%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.75%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	(2.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Lit. No. MF5YARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-1
| RGBLX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 164	1.54%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.08% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund
,
with
shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-1 *	13.08%	7.18%	5.74%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Lit. No. MFR1ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2
| RGBBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 165	1.55%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.09% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long
-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings
delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2 *	13.09%	7.17%	5.73%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Lit. No. MFR2ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-2E
| RGGHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 136	1.27%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 13.39% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive
monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly
lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-2E *	13.39%	7.46%	6.05%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountan
ts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Lit. No. MF2EARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-3
| RGBCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 119	1.11%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 13.58% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the
fund
, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-3 *	13.58%	7.64%	6.20%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accounta
nts
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Lit. No. MFR3ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-4
| RGBEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.82%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 13.90% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing
significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall
results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-4 *	13.90%	7.96%	6.52%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements
with
accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Lit. No. MFR4ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5E
| RGBHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 67	0.63%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.11% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in the health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this
sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class R-5E 2	14.11%	8.17%	6.84%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
Global Balanced Historical Benchmarks Index 3	14.49%	7.76%	7.31%
Global Balanced Fixed Income Historical Benchmarks Index 3	2.97%	(2.14) %	0.99%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40%
of
its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed
and
PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Lit. No. MFE5ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-5
| RGBFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 57	0.53%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across
most
equity sectors generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in
the
health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-5 *	14.24%	8.27%	6.83%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to
invest
at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Lit. No. MFR5ARX-037-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Balanced Fund
Class R-6
| RGBGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 51	0.48%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.32% for the year ended October 31, 2025. That result compares with a 14.49% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s (Fed) October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Holdings across most equity
sectors
generated positive returns for the fund, with shares of information technology, industrials and financials companies contributing significantly to results. Returns from the communication services sector also exceeded those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall returns. The fund’s bond holdings delivered positive returns, contributing to its income objectives and providing stability during periods of equity market volatility.
Conversely, holdings in
the
health care sector significantly dragged overall results, posting the lowest return among all sectors. The fund’s meaningful exposure to this sector amplified the negative impact. On a country basis, Denmark, Korea and Finland were the most notable detractors from the portfolio’s results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class R-6 *	14.32%	8.33%	6.88%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
Global Balanced Historical Benchmarks Index †	14.49%	7.76%	7.20%
Global Balanced Fixed Income Historical Benchmarks Index †	2.97%	(2.14) %	0.84%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 30,103
Total number of portfolio holdings	1,121
Total advisory fees paid (in millions)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	69%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%
Portfolio holdings by asset type
 (percent of net assets)
*Includes
derivatives
.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Lit. No. MFR6ARX-037-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	114,000	4,000	25,000	None
October 31, 2024	112,000	5,000	26,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	1,972,000
October 31, 2024	2,173,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Balanced Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-037-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 61.86%	Shares	Value (000)
Information technology 12.64%
Broadcom, Inc.	2,618,902	$968,025
Microsoft Corp.	1,441,573	746,461
NVIDIA Corp.	3,415,191	691,542
Taiwan Semiconductor Manufacturing Co., Ltd.	13,441,200	650,350
Corning, Inc.	2,228,061	198,476
Apple, Inc.	680,333	183,941
Accenture PLC, Class A	445,347	111,381
ARM Holdings PLC (ADR) (a)	650,000	110,383
Microchip Technology, Inc.	1,500,000	93,630
Applied Materials, Inc. (b)	219,618	51,193
		3,805,382

Industrials 9.54%
RTX Corp.	3,732,473	666,246
IHI Corp.	12,623,100	263,076
Hitachi, Ltd.	5,603,800	192,203
Volvo AB, Class B	6,843,935	188,801
General Dynamics Corp.	536,062	184,888
BAE Systems PLC	5,790,111	142,564
TransDigm Group, Inc.	106,628	139,524
Uber Technologies, Inc. (a)	1,364,402	131,665
Airbus SE, non-registered shares	496,699	122,490
Deutsche Post AG	2,400,568	110,190
ITOCHU Corp.	1,750,000	100,879
Melrose Industries PLC	7,231,707	59,557
Union Pacific Corp.	240,281	52,951
Rolls-Royce Holdings PLC	3,341,926	51,267
L3Harris Technologies, Inc.	174,451	50,434
Caterpillar, Inc.	86,308	49,822
Safran SA (b)	119,831	42,538
United Rentals, Inc.	47,456	41,343
PACCAR, Inc.	381,980	37,587
Ryanair Holdings PLC	1,206,681	36,507
Daikin Industries, Ltd.	293,200	34,213
Bombardier, Inc., Class B (a)	236,267	33,012
Bouygues SA	658,893	29,737
AtkinsRealis Group, Inc.	416,456	29,369
Waste Management, Inc.	137,138	27,396
General Electric Co.	87,591	27,061
Boeing Co. (The) (a)	124,428	25,012
		2,870,332

Financials 9.01%
B3 SA - Brasil, Bolsa, Balcao	124,038,736	291,886
ING Groep NV	8,883,701	222,712
Standard Chartered PLC	10,533,672	215,845
Banco Bilbao Vizcaya Argentaria SA	9,455,281	190,681
Marsh & McLennan Cos., Inc.	1,049,240	186,922
Chubb, Ltd.	655,619	181,567
HDFC Bank, Ltd. (ADR)	3,385,028	122,606
HDFC Bank, Ltd.	3,131,792	34,770
JPMorgan Chase & Co.	448,357	139,493
BlackRock, Inc.	125,983	136,416
Morgan Stanley	726,652	119,171
Munchener Ruckversicherungs-Gesellschaft AG	162,386	100,392
Zurich Insurance Group AG	136,215	94,657
Banco BPM SpA	6,482,521	94,304
NatWest Group PLC	10,438,375	80,101
Mizuho Financial Group, Inc.	2,333,100	77,896
Swiss Re AG	368,664	67,209
Capital One Financial Corp.	289,654	63,721
BNP Paribas SA	737,394	57,034

American Funds Global Balanced Fund	1

Common stocks (continued)	Shares	Value (000)
Financials (continued)
PICC Property and Casualty Co., Ltd., Class H	21,396,000	$50,587
AIA Group, Ltd.	5,017,400	48,820
BPER Banca SpA	3,469,164	41,471
3i Group PLC	606,622	35,061
Progressive Corp.	159,840	32,927
Hannover Ruck SE	83,801	23,908
Sony Financial Group, Inc.	1,862,100	1,878
		2,712,035

Health care 7.04%
Eli Lilly and Co.	433,507	374,056
Sanofi	3,231,506	326,935
Vertex Pharmaceuticals, Inc. (a)	600,524	255,565
Abbott Laboratories	1,853,990	229,190
Novo Nordisk AS, Class B	3,406,365	168,060
Gilead Sciences, Inc.	1,279,917	153,321
Alnylam Pharmaceuticals, Inc. (a)	269,513	122,909
UnitedHealth Group, Inc.	264,641	90,391
Stryker Corp.	231,286	82,393
Medtronic PLC	896,457	81,309
AbbVie, Inc. (b)	349,502	76,205
BioMarin Pharmaceutical, Inc. (a)	736,542	39,457
Molina Healthcare, Inc. (a)	237,437	36,342
AstraZeneca PLC	187,089	30,819
GE HealthCare Technologies, Inc.	359,085	26,913
Takeda Pharmaceutical Co., Ltd.	966,800	26,148
		2,120,013

Consumer discretionary 5.49%
Amazon.com, Inc. (a)	2,095,357	511,728
Las Vegas Sands Corp.	2,906,652	172,510
Ferrari NV	264,315	106,770
Ferrari NV (EUR denominated)	85,560	34,220
Midea Group Co., Ltd., Class A	11,307,578	121,375
Maruti Suzuki India, Ltd.	642,823	117,024
LVMH Moet Hennessy-Louis Vuitton SE	162,099	114,616
Starbucks Corp.	1,272,517	102,908
Compagnie Financiere Richemont SA, Class A	443,926	87,731
Compagnie Generale des Etablissements Michelin	2,287,559	73,039
Royal Caribbean Cruises, Ltd.	240,558	68,999
Accor SA	1,024,829	52,272
Sony Group Corp.	1,862,100	52,117
Viking Holdings, Ltd. (a)	612,119	37,247
		1,652,556

Communication services 4.58%
Alphabet, Inc., Class A	1,086,564	305,531
Alphabet, Inc., Class C	469,121	132,208
Meta Platforms, Inc., Class A	518,046	335,875
AT&T, Inc.	8,855,798	219,181
Comcast Corp., Class A	2,791,776	77,709
Netflix, Inc. (a)	61,423	68,724
SoftBank Group Corp.	355,727	62,035
Omnicom Group, Inc.	814,397	61,096
Deutsche Telekom AG	1,718,858	53,282
Nintendo Co., Ltd.	455,300	39,007
Universal Music Group NV	902,128	24,201
		1,378,849

Materials 4.04%
Nitto Denko Corp.	9,743,200	242,430
Grupo Mexico, SAB de CV, Series B	20,000,000	172,910
Lundin Gold, Inc.	2,500,000	169,958

2	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Vale SA, ordinary nominative shares	8,221,395	$99,727
Vale SA (ADR), ordinary nominative shares	3,691,051	44,625
Anglo American PLC	3,000,000	113,082
Smurfit Westrock PLC	2,707,562	99,963
Air Products and Chemicals, Inc.	314,807	76,369
International Paper Co. (b)	1,544,293	59,672
Freeport-McMoRan, Inc.	1,282,478	53,479
Franco-Nevada Corp. (CAD denominated)	221,418	41,360
Air Liquide SA	160,399	31,080
Celanese Corp.	310,825	11,948
		1,216,603

Utilities 3.90%
Dominion Energy, Inc.	3,323,384	195,049
DTE Energy Co.	1,058,968	143,532
Power Grid Corp. of India, Ltd.	40,000,000	129,745
National Grid PLC	8,500,000	127,138
Constellation Energy Corp.	323,100	121,809
Duke Energy Corp.	963,219	119,728
E.ON SE	5,292,521	98,455
PG&E Corp.	5,334,000	85,131
SembCorp Industries, Ltd.	15,488,400	77,530
Pinnacle West Capital Corp. (b)	852,721	75,483
		1,173,600

Consumer staples 3.10%
Imperial Brands PLC	7,322,616	291,022
Philip Morris International, Inc.	1,842,167	265,880
British American Tobacco PLC	5,094,382	260,770
Nestle SA	668,117	63,825
Sysco Corp.	702,095	52,152
		933,649

Energy 2.08%
Canadian Natural Resources, Ltd. (CAD denominated)	10,660,883	341,060
Shell PLC (GBP denominated)	3,116,020	116,415
Chevron Corp.	464,155	73,207
Cameco Corp. (CAD denominated)	432,459	44,197
Expand Energy Corp.	296,680	30,650
TC Energy Corp. (CAD denominated)	394,200	19,781
		625,310

Real estate 0.44%
CTP NV	3,460,610	72,195
Embassy Office Parks REIT	12,500,000	60,428
		132,623
Total common stocks (cost: $11,993,258,000)		18,620,952
Convertible stocks 0.59%
Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	1,842,800	90,131

Financials 0.29%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	1,340,451	87,585
Total convertible stocks (cost: $188,964,000)		177,716

American Funds Global Balanced Fund	3

Bonds, notes & other debt instruments 28.68%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 11.18%
Japan 2.24%
Japan, Series 151, 0.005% 3/20/2027	JPY831,600	$5,337
Japan, Series 346, 0.10% 3/20/2027	11,295,600	72,591
Japan, Series 474, 0.70% 7/1/2027	7,112,800	46,029
Japan, Series 352, 0.10% 9/20/2028	2,108,700	13,342
Japan, Series 363, 0.10% 6/20/2031	3,000	18
Japan, Series 145, 1.70% 6/20/2033	1,426,800	9,425
Japan, Series 152, 1.20% 3/20/2035	23,487,700	146,964
Japan, Series 21, 2.30% 12/20/2035	1,360,000	9,333
Japan, Series 173, 0.40% 6/20/2040	3,239,500	16,358
Japan, Series 176, 0.50% 3/20/2041	7,493,900	37,599
Japan, Series 179, 0.50% 12/20/2041	6,447,150	31,649
Japan, Series 36, 2.00% 3/20/2042	200,000	1,240
Japan, Series 42, 1.70% 3/20/2044	1,425,550	8,170
Japan, Series 192, 2.40% 3/20/2045	27,950,800	176,786
Japan, Series 37, 0.60% 6/20/2050	5,339,400	20,550
Japan, Series 70, 0.70% 3/20/2051	1,806,100	6,951
Japan, Series 74, 1.00% 3/20/2052	158,000	647
Japan, Series 76, 1.40% 9/20/2052	2,924,750	13,242
Japan, Series 77, 1.60% 12/20/2052	5,625,150	26,723
Japan, Series 83, 2.20% 6/20/2054	244,700	1,323
Japan, Series 84, 2.10% 9/20/2054	5,567,550	29,369
		673,646

China 1.10%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	154
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	293,360	42,371
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	255,520	36,954
China (People’s Republic of), Series INBK, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	162,510	23,944
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	132,370	18,663
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	215,080	32,781
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	130,580	19,096
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	296,190	41,216
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	485
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	6,820
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	101,180	13,564
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,883
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,271
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,417
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,977
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	425
		330,036

Supra National 1.03%
Asian Development Bank 6.72% 2/8/2028	INR1,303,620	14,801
European Bank for Reconstruction and Development 5.25% 1/12/2027	594,100	6,630
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,875
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,576,700	40,549
European Investment Bank 0.375% 9/15/2027	EUR8,975	10,030
European Investment Bank 6.95% 3/1/2029	INR365,500	4,168
European Investment Bank 0.25% 1/20/2032	EUR38,000	38,086
European Investment Bank 7.40% 10/23/2033	INR1,230,500	14,481
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,347
European Union 0% 6/2/2028	10,920	11,927
European Union 2.75% 12/13/2032	4,215	4,857
European Union 3.625% 12/12/2040	98,575	114,773
European Union 4.00% 10/12/2055	14,214	16,502
Inter-American Development Bank 7.00% 1/25/2029	INR19,000	217
International Bank for Reconstruction and Development 6.75% 9/8/2027	911,700	10,351
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	17,675
		311,269

4	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Italy 0.79%
Italy (Republic of) 0.95% 9/15/2027	EUR626	$707
Italy (Republic of) 1.35% 4/1/2030	15,565	17,093
Italy (Republic of) 3.50% 2/15/2031	1,200	1,437
Italy (Republic of) 4.40% 5/1/2033	660	831
Italy (Republic of) 4.35% 11/1/2033	63,090	79,115
Italy (Republic of) 4.20% 3/1/2034	64,634	80,213
Italy (Republic of) 3.65% 8/1/2035	20,435	24,177
Italy (Republic of) 4.50% 10/1/2053	14,420	17,386
Italy (Republic of) 4.30% 10/1/2054	13,360	15,556
		236,515

Brazil 0.78%
Brazil (Federative Republic of) 0% 1/1/2026	BRL726,770	132,031
Brazil (Federative Republic of) 10.00% 1/1/2029	150,951	25,900
Brazil (Federative Republic of) 10.00% 1/1/2031	87,697	14,307
Brazil (Federative Republic of) 10.00% 1/1/2035	257,532	39,115
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	13,686	2,235
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	127,186	20,379
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	13,640	2,157
		236,124

United Kingdom 0.71%
United Kingdom 0.125% 1/30/2026	GBP450	587
United Kingdom 1.25% 7/22/2027	9,740	12,295
United Kingdom 4.25% 12/7/2027	8,920	11,872
United Kingdom 4.125% 7/22/2029	6,540	8,680
United Kingdom 0.375% 10/22/2030	36,465	40,622
United Kingdom 0.25% 7/31/2031	3,715	3,982
United Kingdom 1.00% 1/31/2032	2,920	3,202
United Kingdom 4.25% 6/7/2032	19,255	25,619
United Kingdom 3.25% 1/31/2033	38,245	47,326
United Kingdom 3.25% 1/22/2044	3,650	3,773
United Kingdom 3.50% 1/22/2045	2,850	3,029
United Kingdom 1.25% 7/31/2051	27,195	15,887
United Kingdom 4.375% 7/31/2054	18,125	20,959
United Kingdom 2.50% 7/22/2065	22,800	16,745
		214,578

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR2,390	2,667
French Republic O.A.T. 0% 11/25/2030	128,880	130,106
French Republic O.A.T. 1.25% 5/25/2034	20,510	20,185
French Republic O.A.T. 3.25% 5/25/2045	6,700	6,947
French Republic O.A.T. 3.00% 5/25/2054	310	284
French Republic O.A.T. 3.75% 5/25/2056	19,030	19,872
		180,061

Hungary 0.53%
Hungary (Republic of) 3.00% 8/21/2030	HUF36,548,270	94,002
Hungary (Republic of) 4.50% 5/27/2032	22,398,420	59,498
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,572
		158,072

Spain 0.48%
Spain (Kingdom of) 0% 1/31/2027	20,670	23,241
Spain (Kingdom of) 0.80% 7/30/2027	23,070	26,040
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,480
Spain (Kingdom of) 0.50% 10/31/2031	14,540	14,803
Spain (Kingdom of) 3.15% 4/30/2033	16,027	18,847
Spain (Kingdom of) 3.55% 10/31/2033	18,434	22,199

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Spain (continued)
Spain (Kingdom of) 3.25% 4/30/2034	EUR10,010	$11,765
Spain (Kingdom of) 3.45% 10/31/2034	15,210	18,098
Spain (Kingdom of) 2.70% 10/31/2048	2,940	2,825
		144,298

South Korea 0.37%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	18,423
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	123,216,850	93,353
		111,776

Australia 0.36%
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	16,970
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	59,670	37,868
New South Wales Treasury Corp. 4.25% 2/20/2036	22,864	14,159
Treasury Corp. of Victoria 5.50% 9/15/2039	54,015	35,760
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR3,765	4,335
		109,092

Malaysia 0.34%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR226,939	55,318
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	39,265	9,682
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	11,775	3,017
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	42,824	10,717
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	84,830	20,951
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	6,057	1,648
		101,333

Canada 0.32%
Canada (Government) 0.25% 3/1/2026	CAD15,710	11,128
Canada (Government) 3.50% 3/1/2028	72,153	52,686
Canada (Government) 2.00% 6/1/2032	810	547
Canada (Government) 2.75% 12/1/2048	9,900	6,188
Ontario (Province of) 3.25% 7/3/2035	EUR4,590	5,318
Quebec (Province of) 3.35% 7/23/2039	13,330	15,066
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,788
		96,721

Germany 0.31%
Germany (Federal Republic of) 0% 4/16/2027	EUR2,390	2,680
Germany (Federal Republic of) 2.40% 4/18/2030	7,040	8,188
Germany (Federal Republic of) 0% 8/15/2030	41,415	43,072
Germany (Federal Republic of) 2.20% 2/15/2034	13,050	14,683
Germany (Federal Republic of) 1.00% 5/15/2038	15,810	14,678
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,879
Germany (Federal Republic of) 0% 8/15/2052	1,860	923
		92,103

Indonesia 0.18%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,444
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR4,751,000	292
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	7,216,000	448
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	JPY2,200,000	14,034
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR242,159,000	15,360
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	8,980
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	93,110,000	5,881
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (d)	USD1,580	1,634
		53,073

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Mexico 0.17%
United Mexican States 4.75% 4/27/2032	USD425	$419
United Mexican States 6.338% 5/4/2053	2,170	2,160
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	40,623
United Mexican States, Series M, 7.50% 6/3/2027	17,133	925
United Mexican States, Series M, 7.75% 5/29/2031	17,452	917
United Mexican States, Series M, 7.50% 5/26/2033	104,000	5,288
United Mexican States, Series S, 4.00% 10/29/2054 (c)	2,498	127
		50,459

Greece 0.15%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR5,405	5,961
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	38,050
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	890
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	521
		45,422

Colombia 0.13%
Colombia (Republic of) 7.375% 4/25/2030	USD30,065	32,255
Colombia (Republic of) 3.125% 4/15/2031	9,065	7,974
Colombia (Republic of) 8.50% 4/25/2035	200	226
		40,455

Panama 0.12%
Panama (Republic of) 7.50% 3/1/2031	29,270	32,475
Panama (Republic of) 8.00% 3/1/2038	3,790	4,417
		36,892

Austria 0.11%
Austria (Republic of) 0% 2/20/2031	EUR33,610	34,009

Turkey 0.07%
Turkey (Republic of) 7.125% 7/17/2032	USD18,760	19,547

Portugal 0.06%
Portugal (Republic of) 0.475% 10/18/2030	EUR13,170	13,878
Portugal (Republic of) 3.50% 6/18/2038	455	535
Portugal (Republic of) 3.375% 6/15/2040	40	46
Portugal (Republic of) 3.625% 6/12/2054	4,545	5,034
		19,493

Belgium 0.06%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	18,192

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	6,830	7,711
Ireland (Republic of) 3.00% 10/18/2043	4,770	5,265
		12,976

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	11,180	12,917

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	7,280	9,134

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines 0.02%
Philippines (Republic of) 0.70% 2/3/2029	EUR4,970	$5,369

Poland 0.01%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,229

Serbia 0.01%
Serbia (Republic of) 6.25% 5/26/2028 (d)	USD3,915	4,084

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP2,110,000	2,182

Croatia 0.01%
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	1,996
Total bonds & notes of governments & government agencies outside the U.S.		3,366,053
U.S. Treasury bonds & notes 6.92%
U.S. Treasury 6.58%
U.S. Treasury 4.875% 5/31/2026	USD815	820
U.S. Treasury 3.75% 8/31/2026	40,780	40,776
U.S. Treasury 4.25% 12/31/2026	231	232
U.S. Treasury 4.50% 4/15/2027	77,457	78,379
U.S. Treasury 3.75% 4/30/2027	69	69
U.S. Treasury 3.875% 5/31/2027	20,639	20,713
U.S. Treasury 3.75% 6/30/2027	5,140	5,151
U.S. Treasury 3.875% 7/31/2027	114,036	114,527
U.S. Treasury 3.50% 9/30/2027	32,710	32,649
U.S. Treasury 3.50% 1/31/2028	776	775
U.S. Treasury 4.00% 2/29/2028	2,481	2,504
U.S. Treasury 4.00% 6/30/2028 (e)	300,000	303,111
U.S. Treasury 4.375% 8/31/2028	94,464	96,408
U.S. Treasury 4.625% 9/30/2028	125,500	129,046
U.S. Treasury 3.50% 10/15/2028	12,995	12,960
U.S. Treasury 4.00% 1/31/2029	3,231	3,269
U.S. Treasury 4.125% 3/31/2029	54,850	55,724
U.S. Treasury 4.625% 4/30/2029	19,300	19,926
U.S. Treasury 3.625% 8/31/2029	25,480	25,453
U.S. Treasury 3.50% 9/30/2029	50,010	49,732
U.S. Treasury 4.00% 2/28/2030	73,000	73,940
U.S. Treasury 4.00% 5/31/2030	25,580	25,918
U.S. Treasury 3.875% 6/30/2030	210,887	212,504
U.S. Treasury 3.875% 7/31/2030	39,508	39,808
U.S. Treasury 3.625% 8/31/2030	20,029	19,962
U.S. Treasury 3.625% 9/30/2030 (b)	21,794	21,717
U.S. Treasury 3.625% 10/31/2030	19,100	19,031
U.S. Treasury 1.375% 11/15/2031 (e)	52,150	45,353
U.S. Treasury 1.875% 2/15/2032	30,346	27,049
U.S. Treasury 2.875% 5/15/2032	20,000	18,872
U.S. Treasury 4.125% 11/15/2032	7,247	7,353
U.S. Treasury 3.875% 8/15/2033	27,488	27,359
U.S. Treasury 4.50% 11/15/2033	3,714	3,851
U.S. Treasury 4.375% 5/15/2034	32,445	33,304
U.S. Treasury 3.875% 8/15/2034	271	268
U.S. Treasury 4.25% 11/15/2034	1,851	1,879
U.S. Treasury 4.625% 2/15/2035	4,887	5,099
U.S. Treasury 4.25% 5/15/2035	28,506	28,892
U.S. Treasury 4.25% 8/15/2035	109,601	110,962
U.S. Treasury 1.875% 2/15/2041	4	3
U.S. Treasury 2.25% 5/15/2041	4,470	3,339
U.S. Treasury 3.25% 5/15/2042	5	4
U.S. Treasury 3.375% 8/15/2042 (e)	60,000	51,563
U.S. Treasury 3.875% 5/15/2043	10,690	9,769

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 11/15/2043	USD6,794	$6,922
U.S. Treasury 2.875% 11/15/2046	1,750	1,325
U.S. Treasury 2.25% 2/15/2052	18,500	11,607
U.S. Treasury 3.00% 8/15/2052 (e)	120,365	88,976
U.S. Treasury 4.00% 11/15/2052	21,391	19,118
U.S. Treasury 3.625% 5/15/2053	15,654	13,056
U.S. Treasury 4.75% 11/15/2053	2,743	2,774
U.S. Treasury 4.25% 8/15/2054	12,540	11,693
U.S. Treasury 4.50% 11/15/2054	12	12
U.S. Treasury 4.625% 2/15/2055	546	542
U.S. Treasury 4.75% 5/15/2055	44,498	45,079
		1,981,127

U.S. Treasury inflation-protected securities 0.34%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	24,971	24,736
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	4,054	4,205
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	19,087	10,785
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(e)	62,012	61,375
		101,101
Total U.S. Treasury bonds & notes		2,082,228
Mortgage-backed obligations 5.30%
Federal agency mortgage-backed obligations 4.09%
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (f)	67	68
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (f)	139	138
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	223	181
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (f)	361	294
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (f)	1,125	916
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	9,827	8,011
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (f)	701	571
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	1,454	1,187
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (f)	58	47
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	4,035	3,292
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	23,897	23,408
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	74	74
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (f)	3,886	3,806
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (f)	1,729	1,693
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	18	18
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	2,896	2,949
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	4,391	4,532
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,836	13,836
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (f)	159	161
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	3	3
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (f)	335	334
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	294	299
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	11	11
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	4,441	4,439
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	43	43
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	12,117	12,307
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	20,959	21,329
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,953	6,047
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	2,870	2,940
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	32,610	33,125
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	11,545	11,722
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	11,538	11,829
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	13,785	14,134
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	1,748	1,834
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	71	71
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	3,281	3,386
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (f)	1,845	1,889
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	51	52
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	880	902
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (f)	1,511	1,543
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	6,247	6,369

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	USD6,777	$6,940
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	4,913	5,085
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,610	1,654
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	1,484	1,522
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	1,329	1,372
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	640	664
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	11,121	11,334
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	9,700	9,853
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	4,011	4,074
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (f)	983	995
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	9,464	9,689
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	6,591	6,772
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	4,560	4,696
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	4,199	4,298
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	3,191	3,304
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	2,607	2,699
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	1,102	1,133
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	975	1,018
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	1,695	1,719
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	9,532	9,758
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	4,512	4,660
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	4,072	4,173
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (f)	2,439	2,501
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	2,165	2,221
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	1,829	1,883
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (f)	1,624	1,664
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (f)	1,572	1,614
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (f)	1,421	1,454
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	557	575
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	487	502
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	447	461
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	288	295
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (f)	15	15
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (f)	3,077	3,125
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (f)	1,172	1,187
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (f)	1,143	1,157
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	5	5
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (e)(f)	70,546	72,173
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (f)	4,284	4,409
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (f)	78	80
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (f)	44	46
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	715	724
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	1,043	1,038
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (f)	842	841
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	74	76
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	513	525
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	86	84
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	19,507	19,722
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (f)	1,014	1,025
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	11,508	11,775
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	4,144	4,042
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	2,641	2,702
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (f)	106	110
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (f)	11,855	12,415
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	4,386	4,278
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,150	3,222
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	945	967
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	894	915
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	6,397	6,367
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (f)	66	67
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	1,723	1,762
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	3,228	3,213
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	5,493	5,620
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (f)	215	213
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (f)	393	322
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	640	521

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	USD6,400	$6,269
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (f)	9,756	9,757
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	6,410	6,278
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	605	605
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	51	51
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	183	183
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	678	688
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	136	138
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	1,131	1,174
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	2,301	2,334
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	2,144	2,177
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,256	1,276
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (f)	484	497
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (f)	5,148	5,276
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (f)	990	967
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	17,491	17,761
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	611	635
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	2,033	2,059
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	13,220	13,537
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	2,048	2,073
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	3,247	3,347
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	666	689
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (f)	20,405	20,813
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (f)	11,891	12,142
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	860	891
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (f)	1,809	1,806
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	19,254	19,580
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	2,828	2,884
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (f)	5,282	5,471
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	2,550	2,590
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	1,970	2,001
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	10,884	11,150
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	6,969	7,181
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	4,678	4,827
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	3,386	3,520
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	2,685	2,755
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (f)	1,816	1,862
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	1,178	1,209
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (f)	2,213	2,244
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (f)	1,599	1,628
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (f)	1,278	1,295
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (f)	823	833
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (f)	228	232
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	11,286	11,554
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	7,584	7,778
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	2,818	2,902
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	2,583	2,650
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	2,358	2,458
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	1,346	1,396
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (f)	7,320	7,412
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (f)	2,339	2,367
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (f)	1,994	2,036
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (f)	1,814	1,838
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (f)	1,031	1,046
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	9	9
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	9,822	10,077
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	5,368	5,528
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	5,004	5,181
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	4,788	4,966
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	2,890	2,964
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (f)	235	244
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (f)	160	166
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (f)	75	78
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (f)	55	55
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	204	207
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,777	4,663

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	USD2,769	$2,758
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (f)	82	81
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	3,892	3,934
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,014	3,007
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (f)	1,615	1,613
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (f)	732	731
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (f)	243	242
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (f)	201	201
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)	322	326
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	79	79
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (f)	2,643	2,770
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	2,771	2,703
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (f)	1,669	1,687
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	1,457	1,491
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (f)	2,687	2,677
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	2,756	2,750
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	2,726	2,789
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	5,862	5,836
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	730	747
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	3,430	3,414
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (f)	3,801	3,842
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	864	884
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	281	282
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (f)	42,892	42,860
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (f)(g)	2,208	1,791
Uniform Mortgage-Backed Security 4.00% 11/1/2055 (f)(g)	82,466	78,255
Uniform Mortgage-Backed Security 4.50% 11/1/2055 (f)(g)	1,116	1,088
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (f)(g)	44,479	44,944
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (f)(g)	132,250	135,254
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (f)(g)	23,909	24,761
Uniform Mortgage-Backed Security 7.00% 11/1/2055 (f)(g)	41,065	42,985
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (f)(g)	58,994	55,957
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (f)(g)	588	573
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (f)(g)	19,724	20,434
		1,231,121

Collateralized mortgage-backed obligations (privately originated) 0.53%
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(f)(h)	7,296	7,357
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(i)	4,700	4,686
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(f)(h)	2,212	2,202
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.133% 1/25/2045 (d)(f)(i)	4,044	4,049
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.483% 5/25/2043 (d)(f)(i)	7,660	7,829
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.083% 6/25/2043 (d)(f)(i)	3,987	4,027
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.883% 7/25/2043 (d)(f)(i)	2,692	2,703
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.983% 1/25/2044 (d)(f)(i)	3,943	3,976
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.283% 5/25/2044 (d)(f)(i)	3,435	3,437
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.833% 5/25/2044 (d)(f)(i)	8,122	8,179
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.183% 2/25/2045 (d)(f)(i)	1,309	1,312
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.333% 2/25/2045 (d)(f)(i)	2,922	2,927
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.383% 5/25/2045 (d)(f)(i)	2,036	2,041
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.133% 1/25/2045 (d)(f)(i)	1,638	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.283% 5/25/2045 (d)(f)(i)	1,723	1,729
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(f)(h)	13,513	13,660

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(f)(h)	USD3,413	$3,437
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(f)(h)	5,469	5,488
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(i)	3,936	3,683
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(f)(h)	5,214	5,268
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(f)(h)	9,973	10,103
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(f)(h)	12,288	12,406
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(f)(h)	6,718	6,769
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(f)	2,334	2,224
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(f)(h)	1,006	972
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.483% 2/17/2042 (d)(f)(i)	624	625
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(f)	1,635	1,639
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(f)	425	425
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(f)	4,639	4,602
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(f)(h)	13,944	14,144
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(f)(h)	6,258	6,341
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(i)	2,378	2,393
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(f)(h)	7,825	7,846
		160,120

Commercial mortgage-backed securities 0.51%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.776% 6/15/2040 (d)(f)(i)	7,860	7,903
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(f)	8,151	7,862
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (f)(i)	4,532	4,736
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (f)(i)	3,360	3,496
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.847% 9/15/2036 (d)(f)(i)	9,252	9,248
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(f)	4,650	4,814
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(i)	5,765	6,020
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(i)	8,811	9,074
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(f)(i)	9,024	9,206
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (d)(f)(i)	3,482	3,493
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.482% 12/15/2039 (d)(f)(i)	1,506	1,510
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.425% 3/15/2042 (d)(f)(i)	5,501	5,512
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(i)	5,233	5,445
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(f)(i)	4,481	4,542
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(i)	8,259	8,558
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.382% 3/15/2042 (d)(f)(i)	18,906	18,960
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.575% 12/15/2039 (d)(f)(i)	8,878	8,885
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.933% 7/25/2054 (d)(f)(i)	3,344	3,392
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.583% 5/25/2055 (d)(f)(i)	1,987	1,991
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.283% 5/25/2055 (d)(f)(i)	1,779	1,812
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(i)	8,497	8,496
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.475% 2/15/2042 (d)(f)(i)	18,578	18,490
		153,445

Other mortgage-backed securities 0.17%
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (f)	DKK12,168	1,830
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (f)	123,491	17,497
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (f)	150,849	19,425

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other mortgage-backed securities (continued)
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (f)	DKK44,251	$5,435
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (f)	45,665	5,560
Realkredit Danmark AS 1.00% 10/1/2053 (f)	12,392	1,509
		51,256
Total mortgage-backed obligations		1,595,942
Corporate bonds, notes & loans 4.73%
Financials 1.21%
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD5,805	5,886
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (h)	EUR18,240	19,949
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (h)	3,310	4,082
Aon Corp. 2.85% 5/28/2027	USD1,300	1,276
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (h)	EUR6,200	7,554
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (h)	6,600	8,050
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	USD8,470	8,071
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (h)	EUR800	937
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (h)	GBP4,360	6,119
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (h)	EUR6,750	8,109
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	USD30,885	34,193
BPCE SA 4.50% 1/13/2033	EUR8,400	10,321
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(h)	USD400	429
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(h)	6,150	6,398
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(h)	418	435
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (h)	EUR10,200	12,223
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD645	643
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	592
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	200	201
Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	5,038
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (h)	225	225
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)	10,270	10,065
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (h)	EUR14,000	15,370
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (h)	GBP4,310	5,653
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (h)	USD500	489
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (h)	460	451
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	2,520	2,634
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	21,055	22,293
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (h)	2,600	2,616
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,230
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (h)	20,143	22,982
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (h)	EUR6,400	8,285
Intesa Sanpaolo SpA 6.50% 3/14/2029 (GBP-SONIO/N + 2.594% on 3/14/2028) (h)	GBP2,945	4,039
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (h)	USD529	525
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (h)	5,320	5,478
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	4,500	4,561
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	13,723	14,471
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (h)	2,062	2,056
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (h)	EUR1,472	1,756
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	7,361
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (h)	7,610	7,918
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (h)	860	857
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)	12,080	12,603
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (h)	2,586	2,670
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (h)	500	437
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (h)	EUR8,730	9,437
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (h)	700	784
New York Life Global Funding 1.20% 8/7/2030 (d)	USD6,520	5,675
New York Life Global Funding 5.00% 1/9/2034 (d)	780	796
New York Life Insurance Co. 3.75% 5/15/2050 (d)	1,261	959
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	4,805	5,443
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	1,375	1,453
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	20,198
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,344

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(h)	USD1,000	$1,011
Toronto-Dominion Bank (The) 4.808% 6/3/2030	4,880	4,978
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)(j)	EUR6,210	7,438
		363,047

Utilities 0.70%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD7,040	5,789
American Electric Power Co., Inc. 1.00% 11/1/2025	500	500
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	728
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,998
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,411
Consumers Energy Co. 3.60% 8/15/2032	10,665	10,180
Consumers Energy Co. 5.05% 5/15/2035	3,605	3,677
Dominion Energy, Inc. 2.25% 8/15/2031	250	222
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	8,118
E.ON SE 1.625% 3/29/2031	13,370	14,521
Edison International 5.25% 11/15/2028	USD628	633
Edison International 5.45% 6/15/2029	2,694	2,725
Edison International 6.95% 11/15/2029	579	615
Edison International 6.25% 3/15/2030	2,868	2,980
Electricite de France SA 4.25% 1/25/2032	EUR6,400	7,796
Electricite de France SA 4.00% 5/7/2037	6,900	8,018
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (h)	9,800	11,012
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (h)	800	914
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (h)	2,200	2,787
Enel Finance International NV 2.125% 7/12/2028 (d)	USD9,491	8,991
Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	8,059
Engie SA 7.00% 10/30/2028	GBP2,850	4,025
Eversource Energy 1.40% 8/15/2026	USD425	416
Exelon Corp. 3.40% 4/15/2026	4,390	4,373
FirstEnergy Corp. 1.60% 1/15/2026	400	397
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (d)	3,590	3,568
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,425
Pacific Gas and Electric Co. 3.15% 1/1/2026	400	399
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,049	1,055
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,267	1,259
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,606
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,260	4,470
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,187
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,306
Pacific Gas and Electric Co. 6.15% 3/1/2055	6,016	6,078
PacifiCorp 5.30% 2/15/2031	60	62
Public Service Co. of Colorado 2.70% 1/15/2051	1,960	1,219
Public Service Co. of Colorado 5.75% 5/15/2054	1,181	1,210
Public Service Co. of Colorado 5.85% 5/15/2055	2,912	3,019
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	262
Southern California Edison Co. 2.85% 8/1/2029	525	495
Southern California Edison Co. 5.45% 3/1/2035	4,390	4,453
Southern California Edison Co. 5.90% 3/1/2055	600	591
Southern California Edison Co. 6.20% 9/15/2055	3,910	3,997
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,288
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,155	2,119
Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,866
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	39,450	40,606
		209,425

Energy 0.56%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	486
Ecopetrol SA 8.625% 1/19/2029	8,650	9,337
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	5,855	6,167

American Funds Global Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.95% 2/15/2035	USD1,650	$1,668
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	14,895	15,707
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,698
Petroleos Mexicanos 6.84% 1/23/2030	96,665	99,284
Petroleos Mexicanos 6.95% 1/28/2060	5,395	4,447
Qatar Energy 1.375% 9/12/2026 (d)	680	665
Qatar Energy 3.125% 7/12/2041 (d)	19,795	15,489
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	8,145	6,938
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,040	807
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,939
TotalEnergies Capital SA 5.488% 4/5/2054	5,640	5,557
		170,189

Communication services 0.51%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN647,670	36,494
America Movil, SAB de CV, 9.50% 1/27/2031	177,880	9,884
America Movil, SAB de CV, 10.30% 1/30/2034	60,460	3,480
AT&T, Inc. 2.30% 6/1/2027	USD1,000	972
AT&T, Inc. 2.75% 6/1/2031	2,525	2,314
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,713
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,496
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,562
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,718
AT&T, Inc. 3.50% 9/15/2053	USD652	446
Comcast Corp. 0% 9/14/2026	EUR4,905	5,548
Comcast Corp. 0.25% 5/20/2027	3,570	3,986
Comcast Corp. 0.25% 9/14/2029	5,185	5,445
Comcast Corp. 4.80% 5/15/2033	USD400	402
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,710	2,145
Orange 3.625% 11/16/2031	EUR5,000	5,988
Orange 5.625% 1/23/2034	GBP5,870	8,125
Orange 5.375% 11/22/2050	2,000	2,439
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	USD3,954	3,706
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,868
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,388
T-Mobile USA, Inc. 3.875% 4/15/2030	400	392
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,548
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR465	538
T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	3,074
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	8,098
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	10,472
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,463
Verizon Communications, Inc. 4.78% 2/15/2035	USD5,560	5,450
		155,154

Industrials 0.35%
Boeing Co. (The) 3.25% 2/1/2028	650	637
Boeing Co. (The) 6.298% 5/1/2029	6,310	6,696
Boeing Co. (The) 6.528% 5/1/2034	39,400	43,615
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,453	2,599
Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	7,293
Carrier Global Corp. 2.493% 2/15/2027	277	272
CSX Corp. 2.50% 5/15/2051	275	166
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,050	3,974
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	1,060
Honeywell International, Inc. 3.75% 3/1/2036	3,795	4,416
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	USD14,783	14,651
RTX Corp. 4.125% 11/16/2028	5,000	5,007
RTX Corp. 6.10% 3/15/2034	3,535	3,886
RTX Corp. 4.50% 6/1/2042	4,335	3,943
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	204

16	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 2.80% 2/14/2032	USD800	$732
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,228
Veralto Corp. 5.45% 9/18/2033	USD3,715	3,894
		105,273

Consumer discretionary 0.34%
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,568
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,249
BMW US Capital, LLC 1.25% 8/12/2026 (d)	USD325	318
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	1,787	1,830
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR13,115	15,288
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD4,720	4,788
Ford Motor Credit Co., LLC 6.50% 2/7/2035	11,640	12,052
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,372
General Motors Financial Co., Inc. 6.15% 7/15/2035	400	422
Hyundai Capital America 1.50% 6/15/2026 (d)	4,850	4,769
Hyundai Capital America 1.65% 9/17/2026 (d)	275	269
Hyundai Capital America 2.375% 10/15/2027 (d)	4,619	4,460
Hyundai Capital America 2.00% 6/15/2028 (d)	3,275	3,088
Hyundai Capital America 4.50% 9/18/2030 (d)	400	399
McDonald’s Corp. 1.60% 3/15/2031 (j)	EUR5,100	5,503
Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,547
Sands China, Ltd. 2.85% 3/8/2029	3,000	2,844
Sands China, Ltd. 4.375% 6/18/2030	4,220	4,158
Sands China, Ltd. 3.25% 8/8/2031	3,930	3,620
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	5,445	5,445
		103,989

Materials 0.30%
Braskem Netherlands Finance BV 4.50% 1/31/2030	14,957	6,029
Braskem Netherlands Finance BV 8.50% 1/12/2031	24,403	10,268
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,846	2,788
Celanese US Holdings, LLC 6.879% 7/15/2032	2,860	2,876
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	17,025	18,036
Nickel Industries, Ltd. 9.00% 9/30/2030 (d)	6,590	6,830
POSCO 4.875% 1/23/2027 (d)	2,110	2,126
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (h)(k)	18,644	18,655
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(h)(k)	3,146	3,148
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,364
Verallia SAS 3.875% 11/4/2032	EUR13,200	15,199
		89,319

Health care 0.29%
Abbott Laboratories 3.75% 11/30/2026	USD1,133	1,132
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,989
AbbVie, Inc. 5.05% 3/15/2034	100	103
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	650	647
AbbVie, Inc. 5.50% 3/15/2064	75	75
Amgen, Inc. 4.20% 3/1/2033	800	780
Amgen, Inc. 5.25% 3/2/2033	11,392	11,800
Amgen, Inc. 5.65% 3/2/2053	19,999	19,973
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,322
Becton, Dickinson and Co. 4.298% 8/22/2032	820	807
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,684
Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,230	5,196
CVS Health Corp. 5.40% 6/1/2029	8,600	8,902
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,220
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	9,080
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,309
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	3,108
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,651

American Funds Global Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Stryker Corp. 1.00% 12/3/2031	EUR1,130	$1,160
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	2,223
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,783
		85,990

Consumer staples 0.27%
Altria Group, Inc. 2.20% 6/15/2027	EUR6,300	7,233
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,165
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,217
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,585
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,548
BAT Capital Corp. 5.625% 8/15/2035	15,646	16,260
Campbell’s Co. (The) 4.75% 3/23/2035	3,056	2,966
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,295
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	4,113
Coca-Cola Co. 3.75% 8/15/2053	EUR1,745	1,903
Conagra Brands, Inc. 1.375% 11/1/2027	USD355	335
Mars, Inc. 5.00% 3/1/2032 (d)	500	514
Mars, Inc. 5.20% 3/1/2035 (d)	6,870	7,054
Minerva Luxembourg SA 8.875% 9/13/2033	11,430	12,514
Philip Morris International, Inc. 2.75% 6/6/2029	EUR525	606
Philip Morris International, Inc. 2.10% 5/1/2030	USD2,078	1,897
Philip Morris International, Inc. 4.00% 10/29/2030	241	238
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,331
Philip Morris International, Inc. 4.125% 3/4/2043	819	700
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	1,008
		82,482

Information technology 0.14%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,513
Broadcom, Inc. 3.15% 11/15/2025	659	659
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,915	3,898
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,314
Broadcom, Inc. 3.469% 4/15/2034	6,531	5,986
Broadcom, Inc. 3.137% 11/15/2035 (d)	75	65
Microchip Technology, Inc. 5.05% 2/15/2030	164	167
Microsoft Corp. 3.30% 2/6/2027	2,600	2,586
Oracle Corp. 2.65% 7/15/2026	5,224	5,174
Oracle Corp. 3.25% 11/15/2027	4,246	4,167
SK hynix, Inc. 1.50% 1/19/2026	12,210	12,136
		41,665

Real estate 0.05%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	8,604
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	164
Equinix, Inc. 2.15% 7/15/2030	5,662	5,122
Equinix, Inc. 3.00% 7/15/2050	1,738	1,146
		15,036

Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	3,390	2,726
Total corporate bonds, notes & loans		1,424,295
Asset-backed obligations 0.49%
Other asset-backed securities 0.20%
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(f)	2,841	2,805
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(f)	4,961	4,999
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(f)	1,555	1,585
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	2,183	2,222
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	2,858	2,461
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(f)	2,481	2,473

18	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	USD6,574	$6,472
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(f)	3,699	3,459
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(f)	426	429
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(f)	2,984	2,988
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(f)	13,966	14,051
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(f)	3,554	3,595
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(f)	2,855	2,873
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(f)	7,677	7,858
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(f)	3,253	3,263
		61,533

Credit card 0.10%
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(f)	359	363
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(f)	5,458	5,463
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(f)	7,757	7,817
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(f)	3,831	3,855
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(f)	5,374	5,374
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(f)	6,029	6,065
		28,937

Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(f)	8,068	8,126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(f)	7,122	7,421
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(f)	6,128	6,191
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(f)	362	365
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(f)	3,495	3,520
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(f)	1,622	1,631
		27,254

Collateralized loan obligations 0.05%
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 4.834% 1/20/2033 (d)(f)(i)	10,705	10,653
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(i)	3,863	3,855
		14,508

Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(f)	2,301	2,328
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.784% 11/15/2052 (d)(f)(i)	3,660	3,700
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (d)(f)	7,311	7,459
		13,487
Total asset-backed obligations		145,719
Federal agency bonds & notes 0.04%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (d)	200	214
Export-Import Bank of Thailand 5.354% 5/16/2029	4,920	5,106
Korea Development Bank 6.75% 7/1/2030	INR549,000	6,144
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	USD605	613
		12,077
Municipals 0.02%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	3,088

American Funds Global Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD5,670	$4,062
Total municipals		7,150
Total bonds, notes & other debt instruments (cost: $8,924,355,000)		8,633,464
Investment funds 1.21%	Shares
Capital Group Central Corporate Bond Fund (l)	42,567,088	363,523
Total Investment funds (cost: $337,711,000)		363,523
Short-term securities 8.84%
Money market investments 8.58%
Capital Group Central Cash Fund 4.08% (l)(m)	25,846,002	2,585,117

Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 4.08% (l)(m)(n)	338,568	33,864
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (m)(n)	6,285,828	6,286
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (m)(n)	5,400,000	5,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (m)(n)	5,400,000	5,400
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (m)(n)	5,400,000	5,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (m)(n)	5,400,000	5,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (m)(n)	5,400,000	5,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (m)(n)	5,400,000	5,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (m)(n)	5,400,000	5,400
		77,950
Total short-term securities (cost: $2,662,465,000)		2,663,067
Total investment securities 101.18% (cost: $24,106,753,000)		30,458,722
Other assets less liabilities (1.18)%		(355,817)
Net assets 100.00%		$30,102,905
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
3 Month CORRA Futures	Long	6,325	6/17/2026	USD1,103,115	$4,821
3 Month CORRA Futures	Short	5	9/16/2026	(872)	— (o)
2 Year Italy Government Bond Futures	Long	3,166	12/10/2025	394,707	447
2 Year Euro-Schatz Futures	Short	1,580	12/10/2025	(195,013)	71
2 Year Canadian Government Bond Futures	Long	936	12/31/2025	70,710	324
2 Year U.S. Treasury Note Futures	Long	6,523	1/6/2026	1,358,364	(1,602)
5 Year Euro-Bobl Futures	Long	2,502	12/10/2025	341,054	880
5 Year Canadian Government Bond Futures	Long	734	12/31/2025	60,424	847
5 Year U.S. Treasury Note Futures	Short	955	1/6/2026	(104,297)	252
10 Year French Government Bond Futures	Short	17	12/10/2025	(2,402)	(36)
10 Year Italy Government Bond Futures	Short	555	12/10/2025	(77,681)	(1,854)
10 Year Euro-Bund Futures	Short	1,116	12/10/2025	(166,442)	(2,093)
10 Year Australian Treasury Bond Futures	Long	763	12/15/2025	56,719	60
10 Year Japanese Government Bond Futures	Short	421	12/22/2025	(371,636)	2,009
10 Year UK Gilt Futures	Long	3,052	12/31/2025	375,361	12,046
10 Year U.S. Treasury Note Futures	Long	1,446	12/31/2025	162,923	1,199

20	American Funds Global Balanced Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	37	12/31/2025	USD4,273	$(3)
10 Year Canadian Government Bond Futures	Short	473	12/31/2025	(41,400)	208
20 Year U.S. Treasury Note Futures	Long	1,314	12/31/2025	154,149	2,665
30 Year Euro-Buxl Futures	Short	602	12/10/2025	(80,575)	(2,228)
30 Year Ultra U.S. Treasury Bond Futures	Long	642	12/31/2025	77,863	350
					$18,363
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	38,932	EUR	33,094	HSBC Bank	11/3/2025	$779
TRY	888,100	USD	20,826	Barclays Bank PLC	11/3/2025	243
USD	21,108	TRY	888,100	Citibank	11/3/2025	39
EUR	33,094	USD	38,297	UBS AG	11/3/2025	(144)
USD	220,958	EUR	188,180	Citibank	11/4/2025	3,996
USD	218,808	EUR	186,349	Citibank	11/4/2025	3,957
USD	36,990	JPY	5,420,160	Bank of America	11/4/2025	1,805
JPY	5,420,160	USD	35,190	Bank of America	11/4/2025	(5)
EUR	374,529	USD	431,945	Citibank	11/4/2025	(132)
USD	241,443	BRL	1,297,103	Standard Chartered Bank	11/6/2025	819
USD	21,353	GBP	15,880	Morgan Stanley	11/7/2025	491
CZK	911,310	EUR	37,150	Citibank	11/7/2025	335
USD	1,008	GBP	750	BNP Paribas	11/7/2025	23
EUR	1,748	CZK	42,890	BNP Paribas	11/7/2025	(17)
USD	59,433	MYR	250,195	JPMorgan Chase	11/7/2025	(336)
USD	125,280	GBP	93,409	Standard Chartered Bank	11/10/2025	2,567
USD	138,122	AUD	209,113	HSBC Bank	11/10/2025	1,282
USD	50,175	JPY	7,634,580	Bank of America	11/10/2025	585
USD	45,143	CZK	943,690	Citibank	11/10/2025	430
USD	55,063	HUF	18,410,402	HSBC Bank	11/10/2025	381
USD	80,128	HUF	26,862,471	Citibank	11/10/2025	343
USD	14,360	NOK	142,670	HSBC Bank	11/10/2025	275
EUR	25,118	GBP	21,850	Bank of America	11/10/2025	265
CNH	1,031,913	USD	144,763	Standard Chartered Bank	11/10/2025	212
USD	57,962	BRL	311,689	Citibank	11/10/2025	200
USD	5,801	SEK	54,360	Bank of America	11/10/2025	75
USD	7,435	SGD	9,580	BNP Paribas	11/10/2025	69
USD	3,632	CZK	75,345	Citibank	11/10/2025	62
USD	29,157	IDR	483,781,236	JPMorgan Chase	11/10/2025	61
USD	3,817	PLN	13,880	Citibank	11/10/2025	58
USD	18,777	HUF	6,303,287	Bank of America	11/10/2025	55
USD	3,891	RON	16,940	HSBC Bank	11/10/2025	53
USD	222	COP	863,480	Citibank	11/10/2025	(1)
USD	7,227	GBP	5,503	Goldman Sachs	11/10/2025	(2)
ZAR	10,780	USD	625	HSBC Bank	11/10/2025	(4)
JPY	62,435	USD	410	Bank of America	11/10/2025	(5)
CZK	21,070	USD	1,016	Citibank	11/10/2025	(17)
ZAR	221,080	USD	12,826	HSBC Bank	11/10/2025	(84)
USD	80,756	INR	7,183,078	HSBC Bank	11/10/2025	(117)
EUR	23,722	CAD	38,790	UBS AG	11/10/2025	(311)
CZK	432,270	USD	20,833	UBS AG	11/10/2025	(351)
BRL	588,000	USD	109,345	Citibank	11/10/2025	(378)
AUD	63,890	USD	42,243	Morgan Stanley	11/10/2025	(434)
JPY	4,915,940	USD	32,879	Bank of America	11/10/2025	(948)
USD	58,956	EUR	50,420	Citibank	11/14/2025	791

American Funds Global Balanced Fund	21

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	165,202	EUR	142,780	Citibank	11/14/2025	$490
USD	7,060	MXN	130,447	Goldman Sachs	11/14/2025	49
USD	9,922	EUR	8,598	Citibank	11/14/2025	3
EUR	1,140	USD	1,328	HSBC Bank	11/14/2025	(13)
USD	247,209	EUR	212,370	Goldman Sachs	11/17/2025	2,179
USD	4,400	KRW	6,164,960	Goldman Sachs	11/17/2025	83
USD	18,977	CNH	134,840	HSBC Bank	11/17/2025	24
CAD	26,457	USD	18,868	Citibank	11/17/2025	12
USD	774	EUR	665	Barclays Bank PLC	11/17/2025	7
TRY	25,445	USD	592	HSBC Bank	11/17/2025	5
CNH	13,605	USD	1,909	Citibank	11/17/2025	3
USD	14,480	CNH	103,038	HSBC Bank	11/17/2025	(3)
USD	2,576	AUD	3,952	Standard Chartered Bank	11/17/2025	(11)
EUR	2,032	CAD	3,310	Citibank	11/17/2025	(17)
USD	76,825	CAD	107,727	Citibank	11/17/2025	(50)
USD	5,028	ILS	16,690	UBS AG	11/17/2025	(94)
USD	42,976	THB	1,405,015	Citibank	11/17/2025	(411)
USD	438,660	CNH	3,126,331	Citibank	11/17/2025	(763)
EUR	490	USD	570	Goldman Sachs	11/18/2025	(4)
EUR	1,185	USD	1,380	Goldman Sachs	11/18/2025	(12)
EUR	10,993	USD	12,802	Bank of America	11/18/2025	(118)
EUR	32,020	USD	37,181	Citibank	11/18/2025	(234)
USD	342,587	JPY	51,510,805	JPMorgan Chase	11/20/2025	7,660
USD	177,911	GBP	132,589	UBS AG	11/20/2025	3,721
USD	108,805	EUR	93,156	Morgan Stanley	11/20/2025	1,305
USD	34,925	JPY	5,255,000	Citibank	11/20/2025	756
EUR	36,997	GBP	32,200	Citibank	11/20/2025	391
USD	4,981	DKK	31,849	HSBC Bank	11/20/2025	59
USD	3,211	NOK	32,040	BNP Paribas	11/20/2025	48
USD	2,921	MXN	53,910	Morgan Stanley	11/20/2025	26
USD	1,307	CHF	1,038	HSBC Bank	11/20/2025	14
USD	870	NOK	8,755	Goldman Sachs	11/20/2025	6
USD	214	RON	935	BNP Paribas	11/20/2025	3
USD	190	CZK	3,959	HSBC Bank	11/20/2025	2
USD	274	SEK	2,579	Bank of America	11/20/2025	2
USD	150	HUF	50,301	Citibank	11/20/2025	1
DKK	37,620	EUR	5,038	HSBC Bank	11/20/2025	— (o)
EUR	376	PLN	1,600	Barclays Bank PLC	11/20/2025	— (o)
USD	113	THB	3,679	Citibank	11/20/2025	— (o)
EUR	12,033	DKK	89,850	HSBC Bank	11/20/2025	(1)
USD	2,594	JPY	398,990	Goldman Sachs	11/20/2025	(1)
PLN	166	USD	46	HSBC Bank	11/20/2025	(1)
CZK	42,890	EUR	1,764	HSBC Bank	11/20/2025	(3)
USD	273	ILS	900	HSBC Bank	11/20/2025	(3)
NZD	2,224	USD	1,277	HSBC Bank	11/20/2025	(3)
GBP	1,449	USD	1,916	JPMorgan Chase	11/20/2025	(12)
GBP	1,567	EUR	1,800	BNP Paribas	11/20/2025	(19)
NOK	147,365	USD	14,767	BNP Paribas	11/20/2025	(219)
GBP	30,270	USD	40,011	Morgan Stanley	11/20/2025	(244)
USD	262,029	JPY	39,406,143	Morgan Stanley	11/21/2025	5,782
USD	128,244	EUR	110,350	JPMorgan Chase	11/24/2025	875
USD	2,606	BRL	14,000	Citibank	11/24/2025	20
USD	410	SGD	530	Bank of America	11/24/2025	2
EUR	8,690	USD	10,099	JPMorgan Chase	11/24/2025	(69)
EUR	32,590	USD	37,998	Citibank	11/24/2025	(382)
NZD	134	USD	77	HSBC Bank	11/25/2025	— (o)
USD	182,715	EUR	157,040	Citibank	11/26/2025	1,435
USD	45,603	CHF	36,197	Bank of America	11/26/2025	487
USD	46,780	MXN	863,085	Goldman Sachs	11/26/2025	451
EUR	2,190	USD	2,536	Bank of New York Mellon	11/26/2025	(8)
CHF	19,335	USD	24,332	BNP Paribas	11/26/2025	(232)
GBP	28,832	EUR	33,040	Goldman Sachs	11/26/2025	(261)

22	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	38,362	EUR	33,094	UBS AG	12/3/2025	$145
TRY	888,100	USD	20,611	Citibank	12/3/2025	(52)
USD	4,423	COP	17,062,640	UBS AG	12/5/2025	19
USD	35,301	JPY	5,420,160	Bank of America	12/5/2025	4
USD	108,953	KRW	155,912,107	Citibank	12/5/2025	(308)
USD	432,774	EUR	374,529	Citibank	12/8/2025	130
JPY	6,908,270	USD	46,841	JPMorgan Chase	12/15/2025	(1,805)
EUR	970	USD	1,150	Citibank	12/18/2025	(29)
EUR	19,940	USD	23,650	Morgan Stanley	12/18/2025	(602)
CNH	305,991	USD	43,296	HSBC Bank	12/23/2025	(180)
						$37,000
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(5)	$—	$(5)
3.5175%	Annual	SOFR	Annual	8/15/2027	3,123	5	—	5
SOFR	Annual	3.4925%	Annual	8/19/2027	558,195	(600)	—	(600)
SOFR	Annual	3.3395%	Annual	9/23/2027	570,080	778	—	778
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,395	24	—	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	621	—	621
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	32	—	32
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	30	—	30
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	29	—	29
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK114,234	(24)	—	(24)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	114,247	(25)	—	(25)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	126,690	(26)	—	(26)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR18,390	87	—	87
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK114,719	(68)	—	(68)
3.947%	Annual	SONIA	Annual	3/20/2030	GBP26,310	496	—	496
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK52,384	40	—	40
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,646	25	—	25
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,653	24	—	24
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	116,134	90	—	90
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	169,000	(18)	—	(18)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	85,166	(47)	—	(47)
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	167,360	(84)	—	(84)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	167,330	(95)	—	(95)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP748	(37)	—	(37)
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	(102)	—	(102)
SONIA	Annual	3.9322%	Annual	2/16/2054	310	31	—	31
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR12,220	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD62,820	247	—	247
						$1,435	$—	$1,435

American Funds Global Balanced Fund	23

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL10,610	$(77)	$—	$(77)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	390,495	1,970	—	1,970
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	631	—	631
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	405	—	405
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	51,955	281	—	281
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(233)	—	(233)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(443)	—	(443)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	246,450	(3,185)	—	(3,185)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(16,366)	—	(16,366)
							$(17,017)	$—	$(17,017)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR49,740	$(1,259)	$(1,231)	$(28)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 10/31/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR250	$30	$31	$(1)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD181,185	4,001	4,105	(104)
					$4,031	$4,136	$(105)
Investments in affiliates (l)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.21%
Capital Group Central Corporate Bond Fund	$322,039	$57,578	$22,008	$(413)	$6,327	$363,523	$16,105
Short-term securities 8.69%
Money market investments 8.58%
Capital Group Central Cash Fund 4.08% (m)	1,049,469	8,076,979	6,541,900	(113)	682	2,585,117	64,067
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.08% (m)(n)	3,244	30,620 (r)				33,864	— (s)
Total short-term securities						2,618,981
Total 9.90%				$(526)	$7,009	$2,982,504	$80,172

24	American Funds Global Balanced Fund

Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)	12/4/2024	$6,773	$7,438	0.02%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	5,271	5,503	0.02
Total		$12,044	$12,941	0.04%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $661,456,000, which represented 2.20% of the net assets of the fund.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,544,000, which represented 0.28% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Represents securities transacted on a TBA basis.
(h)	Step bond; coupon rate may change at a later date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 10/31/2025.
(n)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Represents net activity. Refer to Note 5 for more information on securities lending.
(s)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Global Balanced Fund	25

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $76,853 of investment securities on loan):
Unaffiliated issuers (cost: $21,150,664)	$27,476,218
Affiliated issuers (cost: $2,956,089)	2,982,504	$30,458,722
Cash		2,250
Cash denominated in currencies other than U.S. dollars (cost: $2,630)		2,623
Unrealized appreciation on open forward currency contracts		46,450
Bilateral swaps, at value		3,287
Receivables for:
Sales of investments	438,876
Sales of fund’s shares	24,557
Dividends and interest	125,606
Securities lending income	13
Variation margin on futures contracts	2,023
Variation margin on centrally cleared swap contracts	1,047
Other	1,082	593,204
		31,106,536
Liabilities:
Collateral for securities on loan		77,950
Unrealized depreciation on open forward currency contracts		9,450
Bilateral swaps, at value		20,304
Payables for:
Purchases of investments	838,100
Repurchases of fund’s shares	26,359
Investment advisory services	10,940
Services provided by related parties	2,171
Trustees’ deferred compensation	1,808
Variation margin on futures contracts	2,710
Variation margin on centrally cleared swap contracts	403
Other	13,436	895,927
Net assets at October 31, 2025		$30,102,905
Net assets consist of:
Capital paid in on shares of beneficial interest		$22,600,376
Total distributable earnings (accumulated loss)		7,502,529
Net assets at October 31, 2025		$30,102,905

Refer to the notes to financial statements.

26	American Funds Global Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (722,340 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,446,139	130,740	$41.66
Class C	169,783	4,084	41.57
Class T	14	— *	41.56
Class F-1	82,747	1,985	41.69
Class F-2	5,088,969	122,133	41.67
Class F-3	1,365,591	32,795	41.64
Class 529-A	324,487	7,796	41.62
Class 529-C	11,444	276	41.51
Class 529-E	10,612	255	41.59
Class 529-T	18	— *	41.57
Class 529-F-1	14	— *	41.62
Class 529-F-2	54,059	1,298	41.65
Class 529-F-3	15	— *	41.64
Class R-1	3,250	78	41.59
Class R-2	42,369	1,023	41.44
Class R-2E	4,240	102	41.52
Class R-3	61,916	1,489	41.57
Class R-4	40,519	973	41.65
Class R-5E	10,869	261	41.61
Class R-5	14,399	345	41.72
Class R-6	17,371,451	416,707	41.69
*
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Global Balanced Fund	27

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,199; also includes $80,172 from affiliates)	$474,575
Interest from unaffiliated issuers (net of non-U.S. taxes of $212)	366,131
Securities lending income (net of fees)	839	$841,545
Fees and expenses*:
Investment advisory services	116,965
Distribution services	16,550
Transfer agent services	9,688
Administrative services	8,097
529 plan services	204
Reports to shareholders	368
Registration statement and prospectus	655
Trustees’ compensation	339
Auditing and legal	222
Custodian	1,443
Other	104	154,635
Net investment income		686,910
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $18,396):
Unaffiliated issuers	1,357,594
Affiliated issuers	(526)
Options purchased (futures style)	(4,047)
Options written	2,558
Futures contracts	14,053
Forward currency contracts	(275,255)
Swap contracts	(2,418)
Currency transactions	(2,418)	1,089,541
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,376):
Unaffiliated issuers	1,794,752
Affiliated issuers	7,009
Futures contracts	21,337
Forward currency contracts	53,763
Swap contracts	4,175
Currency translations	1,597	1,882,633
Net realized gain (loss) and unrealized appreciation (depreciation)		2,972,174
Net increase (decrease) in net assets resulting from operations		$3,659,084
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

28	American Funds Global Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$686,910	$704,386
Net realized gain (loss)	1,089,541	1,746,076
Net unrealized appreciation (depreciation)	1,882,633	2,619,916
Net increase (decrease) in net assets resulting from operations	3,659,084	5,070,378
Distributions paid to shareholders	(1,523,120)	(547,292)
Net capital share transactions	1,348,504	(2,459,441)
Total increase (decrease) in net assets	3,484,468	2,063,645
Net assets:
Beginning of year	26,618,437	24,554,792
End of year	$30,102,905	$26,618,437
Refer to the notes to financial statements.

American Funds Global Balanced Fund	29

Notes to financial statements
1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

30	American Funds Global Balanced Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Global Balanced Fund	31

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):

32	American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,155,032	$650,350	$—	$3,805,382
Industrials	1,496,310	1,374,022	—	2,870,332
Financials	1,274,709	1,437,326	—	2,712,035
Health care	1,568,051	551,962	—	2,120,013
Consumer discretionary	1,000,162	652,394	—	1,652,556
Communication services	1,200,324	178,525	—	1,378,849
Materials	830,011	386,592	—	1,216,603
Utilities	740,732	432,868	—	1,173,600
Consumer staples	318,032	615,617	—	933,649
Energy	508,895	116,415	—	625,310
Real estate	—	132,623	—	132,623
Convertible stocks	177,716	—	—	177,716
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,366,053	—	3,366,053
U.S. Treasury bonds & notes	—	2,082,228	—	2,082,228
Mortgage-backed obligations	—	1,595,942	—	1,595,942
Corporate bonds, notes & loans	—	1,424,295	—	1,424,295
Asset-backed obligations	—	145,719	—	145,719
Federal agency bonds & notes	—	12,077	—	12,077
Municipals	—	7,150	—	7,150
Investment funds	363,523	—	—	363,523
Short-term securities	2,663,067	—	—	2,663,067
Total	$15,296,564	$15,162,158	$—	$30,458,722

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26,179	$—	$—	$26,179
Unrealized appreciation on open forward currency contracts	—	46,450	—	46,450
Unrealized appreciation on centrally cleared interest rate swaps	—	2,566	—	2,566
Unrealized appreciation on bilateral interest rate swaps	—	3,287	—	3,287
Liabilities:
Unrealized depreciation on futures contracts	(7,816)	—	—	(7,816)
Unrealized depreciation on open forward currency contracts	—	(9,450)	—	(9,450)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,131)	—	(1,131)
Unrealized depreciation on bilateral interest rate swaps	—	(20,304)	—	(20,304)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$18,363	$21,285	$—	$39,648
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Global Balanced Fund	33

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

34	American Funds Global Balanced Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

American Funds Global Balanced Fund	35

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $76,853,000, and the total value of collateral received was $78,520,000. Collateral received includes cash of $77,950,000 and U.S. government securities of $570,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

36	American Funds Global Balanced Fund

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $902,833,000. As of October 31, 2025, the fund did not hold any options on futures.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,618,008,000.

American Funds Global Balanced Fund	37

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,873,168,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,118,279,000.

38	American Funds Global Balanced Fund

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $367,801,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$26,179	Unrealized depreciation*	$7,816
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	46,450	Unrealized depreciation on open forward currency contracts	9,450
Swap (centrally cleared)	Interest	Unrealized appreciation*	2,566	Unrealized depreciation*	1,131
Swap (bilateral)	Interest	Bilateral swaps, at value	3,287	Bilateral swaps, at value	20,304
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	133
			$78,482		$38,834

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(396)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(4,047)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	2,558	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	14,053	Net unrealized appreciation (depreciation) on futures contracts	21,337
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(275,255)	Net unrealized appreciation (depreciation) on forward currency contracts	53,763
Swap	Interest	Net realized gain (loss) on swap contracts	(2,685)	Net unrealized appreciation (depreciation) on swap contracts	3,528
Swap	Credit	Net realized gain (loss) on swap contracts	267	Net unrealized appreciation (depreciation) on swap contracts	647
			$(265,505)		$79,275
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Global Balanced Fund	39

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$3,280	$ (3,280)	$ —	$ —	$ —
Barclays Bank PLC	2,625	(77)	(2,236)	—	312
BNP Paribas	143	(143)	—	—	—
Citibank	13,452	(2,774)	—	(7,551)	3,127
Goldman Sachs	3,680	(3,680)	—	—	—
HSBC Bank	2,874	(412)	(1,854)	—	608
JPMorgan Chase	8,596	(2,222)	(6,133)	—	241
Morgan Stanley	7,604	(1,280)	(6,006)	—	318
Standard Chartered Bank	3,598	(11)	(1,658)	(1,900)	29
UBS AG	3,885	(900)	(2,914)	—	71
Total	$49,737	$ (14,779)	$ (20,801)	$ (9,451)	$4,706
Liabilities:
Bank of America	$4,261	$ (3,280)	$ (981)	$ —	$ —
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	77	(77)	—	—	—
BNP Paribas	487	(143)	—	—	344
Citibank	2,774	(2,774)	—	—	—
Goldman Sachs	17,322	(3,680)	(13,642)	—	—
HSBC Bank	412	(412)	—	—	—
JPMorgan Chase	2,222	(2,222)	—	—	—
Morgan Stanley	1,280	(1,280)	—	—	—
Standard Chartered Bank	11	(11)	—	—	—
UBS AG	900	(900)	—	—	—
Total	$29,754	$ (14,779)	$ (14,623)	$ —	$352
*
Collateral is shown on a settlement basis.

40	American Funds Global Balanced Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2025, the fund recognized $166,000 in EU reclaims (net of $28,000 in fees and the effect of realized gain or loss from currency translations) and $8,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $30,769,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$128,841
Undistributed long-term capital gains	1,150,479
Gross unrealized appreciation on investments	7,215,122
Gross unrealized depreciation on investments	(957,563)
Net unrealized appreciation (depreciation) on investments	6,257,559
Cost of investments	24,237,906

American Funds Global Balanced Fund	41

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$113,172	$176,155	$289,327	$94,259	$—	$94,259
Class C	2,478	6,496	8,974	2,244	—	2,244
Class T	— *	— *	— *	— *	—	— *
Class F-1	1,714	2,829	4,543	1,533	—	1,533
Class F-2	104,591	135,294	239,885	74,601	—	74,601
Class F-3	30,747	38,950	69,697	21,242	—	21,242
Class 529-A	6,662	10,418	17,080	5,414	—	5,414
Class 529-C	157	414	571	140	—	140
Class 529-E	195	353	548	167	—	167
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	1,259	1,630	2,889	973	—	973
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	49	121	170	39	—	39
Class R-2	581	1,340	1,921	451	—	451
Class R-2E	69	128	197	52	—	52
Class R-3	1,086	1,958	3,044	853	—	853
Class R-4	899	1,481	2,380	790	—	790
Class R-5E	220	308	528	182	—	182
Class R-5	427	597	1,024	371	—	371
Class R-6	389,059	491,283	880,342	343,981	—	343,981
Total	$653,365	$869,755	$1,523,120	$547,292	$—	$547,292
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the year ended October 31, 2025, the investment advisory services fees were $116,965,000, which were equivalent to an annualized rate of 0.433% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into

42	American Funds Global Balanced Fund

agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $204,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

American Funds Global Balanced Fund	43

For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$12,952	$4,200	$1,552	Not applicable
Class C	1,773	147	53	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	199	103	24	Not applicable
Class F-2	Not applicable	4,646	1,296	Not applicable
Class F-3	Not applicable	3	365	Not applicable
Class 529-A	712	230	92	$164
Class 529-C	115	9	4	6
Class 529-E	51	4	3	6
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	24	16	28
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	36	2	1	Not applicable
Class R-2	298	130	12	Not applicable
Class R-2E	23	8	1	Not applicable
Class R-3	288	78	17	Not applicable
Class R-4	103	38	12	Not applicable
Class R-5E	Not applicable	15	3	Not applicable
Class R-5	Not applicable	10	5	Not applicable
Class R-6	Not applicable	41	4,641	Not applicable

Total class-specific expenses	$16,550	$9,688	$8,097	$204
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $339,000 in the fund’s statement of operations reflects $91,000 in current fees (either paid in cash or deferred) and a net increase of $248,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $315,955,000 and $448,666,000, respectively, which generated $113,758,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

44	American Funds Global Balanced Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$278,168	7,154	$284,857	7,616	$(748,487)	(19,415)	$(185,462)	(4,645)
Class C	16,477	424	8,946	241	(66,019)	(1,715)	(40,596)	(1,050)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,349	164	4,494	120	(18,163)	(473)	(7,320)	(189)
Class F-2	1,357,554	34,971	231,891	6,182	(765,276)	(19,853)	824,169	21,300
Class F-3	311,076	8,044	68,313	1,823	(227,143)	(5,878)	152,246	3,989
Class 529-A	28,652	740	17,075	457	(51,396)	(1,332)	(5,669)	(135)
Class 529-C	2,728	71	571	15	(5,478)	(142)	(2,179)	(56)
Class 529-E	924	23	548	15	(2,242)	(58)	(770)	(20)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	11,796	308	2,888	77	(13,656)	(344)	1,028	41
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	588	16	170	5	(1,293)	(34)	(535)	(13)
Class R-2	6,001	155	1,921	52	(8,968)	(232)	(1,046)	(25)
Class R-2E	633	17	196	5	(638)	(17)	191	5
Class R-3	9,531	246	3,033	81	(13,009)	(339)	(445)	(12)
Class R-4	4,146	108	2,378	63	(13,477)	(348)	(6,953)	(177)
Class R-5E	2,837	72	528	14	(2,388)	(62)	977	24
Class R-5	3,724	97	1,016	27	(9,498)	(238)	(4,758)	(114)
Class R-6	2,053,226	52,921	880,255	23,455	(2,307,858)	(60,045)	625,623	16,331
Total net increase (decrease)	$4,094,410	105,531	$1,509,083	40,248	$(4,254,989)	(110,525)	$1,348,504	35,254
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	45

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$243,647	6,569	$92,541	2,454	$(765,657)	(20,605)	$(429,469)	(11,582)
Class C	16,996	460	2,234	60	(74,886)	(2,024)	(55,656)	(1,504)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,314	197	1,508	40	(25,959)	(702)	(17,137)	(465)
Class F-2	966,446	25,953	71,473	1,893	(785,702)	(21,057)	252,217	6,789
Class F-3	298,256	7,938	20,767	550	(227,302)	(6,166)	91,721	2,322
Class 529-A	28,269	763	5,411	144	(54,646)	(1,471)	(20,966)	(564)
Class 529-C	2,687	73	140	4	(7,518)	(204)	(4,691)	(127)
Class 529-E	1,390	38	167	4	(3,057)	(83)	(1,500)	(41)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,945	294	971	26	(13,875)	(374)	(1,959)	(54)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	307	9	39	1	(987)	(27)	(641)	(17)
Class R-2	5,476	147	451	12	(9,788)	(263)	(3,861)	(104)
Class R-2E	484	13	52	1	(959)	(25)	(423)	(11)
Class R-3	8,048	216	849	23	(10,505)	(282)	(1,608)	(43)
Class R-4	5,408	146	789	21	(7,654)	(206)	(1,457)	(39)
Class R-5E	2,500	67	182	5	(2,317)	(61)	365	11
Class R-5	2,693	71	368	10	(4,487)	(120)	(1,426)	(39)
Class R-6	1,863,244	50,284	343,953	9,134	(4,470,147)	(121,199)	(2,262,950)	(61,781)
Total net increase (decrease)	$3,464,110	93,238	$541,895	14,382	$(6,465,446)	(174,869)	$(2,459,441)	(67,249)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,541,932,000 and $16,955,384,000, respectively, during the year ended October 31, 2025.

46	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025	$38.73	$.90	$4.21	$5.11	$(.86 )	$(1.32)	$(2.18)	$41.66	13.92%	$5,446	.81%	.81%	2.32%
10/31/2024	32.54	.89	5.97	6.86	(.67 )	—	(.67 )	38.73	21.16	5,243.81		.81	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	4,782.82		.82	2.35
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58 )	(1.64)	(2.22)	30.93	(17.99)	4,881.81		.81	1.68
10/31/2021	33.54	.62	6.45	7.07	(.62 )	—	(.62 )	39.99	21.16	6,402.82		.82	1.61
Class C:
10/31/2025	38.64	.61	4.19	4.80	(.55 )	(1.32)	(1.87)	41.57	13.06	170	1.56	1.56	1.57
10/31/2024	32.47	.61	5.95	6.56	(.39 )	—	(.39 )	38.64	20.24	198	1.56	1.56	1.65
10/31/2023	30.85	.53	1.38	1.91	(.29 )	—	(.29 )	32.47	6.18	216	1.57	1.57	1.58
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33 )	(1.64)	(1.97)	30.85	(18.60)	266	1.55	1.55	.92
10/31/2021	33.47	.34	6.43	6.77	(.33 )	—	(.33 )	39.91	20.26	417	1.55	1.55	.87
Class T:
10/31/2025	38.65	.99	4.19	5.18	(.95 )	(1.32)	(2.27)	41.56	14.18 [5]	— [6]	.55 [5]	.55 [5]	2.55 [5]
10/31/2024	32.48	.98	5.96	6.94	(.77 )	—	(.77 )	38.65	21.44 [5]	— [6]	.56 [5]	.56 [5]	2.65 [5]
10/31/2023	30.87	.88	1.38	2.26	(.65 )	—	(.65 )	32.48	7.25 [5]	— [6]	.54 [5]	.54 [5]	2.62 [5]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67 )	(1.64)	(2.31)	30.87	(17.73)[5]	— [6]	.54 [5]	.54 [5]	1.96 [5]
10/31/2021	33.49	.71	6.44	7.15	(.71 )	—	(.71 )	39.93	21.44 [5]	— [6]	.56 [5]	.56 [5]	1.85 [5]
Class F-1:
10/31/2025	38.76	.88	4.21	5.09	(.84 )	(1.32)	(2.16)	41.69	13.85	83.85		.85	2.27
10/31/2024	32.56	.87	5.98	6.85	(.65 )	—	(.65 )	38.76	21.12	84.86		.86	2.34
10/31/2023	30.95	.78	1.37	2.15	(.54 )	—	(.54 )	32.56	6.90	86.86		.86	2.31
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56 )	(1.64)	(2.20)	30.95	(18.02)	108.85		.85	1.64
10/31/2021	33.55	.61	6.45	7.06	(.60 )	—	(.60 )	40.01	21.11	153.85		.85	1.58
Class F-2:
10/31/2025	38.74	.98	4.21	5.19	(.94 )	(1.32)	(2.26)	41.67	14.18	5,089.58		.58	2.53
10/31/2024	32.55	.98	5.97	6.95	(.76 )	—	(.76 )	38.74	21.43	3,906.58		.58	2.63
10/31/2023	30.94	.87	1.37	2.24	(.63 )	—	(.63 )	32.55	7.22	3,061.59		.59	2.58
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.94	(17.78)	2,750.58		.58	1.93
10/31/2021	33.55	.72	6.45	7.17	(.71 )	—	(.71 )	40.01	21.45	3,121.58		.58	1.86
Class F-3:
10/31/2025	38.71	1.03	4.20	5.23	(.98 )	(1.32)	(2.30)	41.64	14.30	1,366.48		.48	2.65
10/31/2024	32.53	1.01	5.97	6.98	(.80 )	—	(.80 )	38.71	21.54	1,115.48		.48	2.72
10/31/2023	30.92	.90	1.38	2.28	(.67 )	—	(.67 )	32.53	7.34	861.48		.48	2.69
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.92	(17.70)	772.48		.48	2.02
10/31/2021	33.53	.76	6.44	7.20	(.74 )	—	(.74 )	39.99	21.58	960.48		.48	1.96
Class 529-A:
10/31/2025	38.69	.89	4.20	5.09	(.84 )	(1.32)	(2.16)	41.62	13.88	325.83		.83	2.29
10/31/2024	32.52	.88	5.95	6.83	(.66 )	—	(.66 )	38.69	21.10	307.85		.85	2.36
10/31/2023	30.90	.78	1.38	2.16	(.54 )	—	(.54 )	32.52	6.93	276.86		.86	2.31
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57 )	(1.64)	(2.21)	30.90	(17.99)	275.84		.84	1.66
10/31/2021	33.52	.61	6.44	7.05	(.60 )	—	(.60 )	39.97	21.12	349.85		.85	1.59
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	47

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025	$38.59	$.59	$4.19	$4.78	$(.54 )	$(1.32)	$(1.86)	$41.51	13.00%	$11	1.60%	1.60%	1.52%
10/31/2024	32.42	.59	5.95	6.54	(.37 )	—	(.37 )	38.59	20.21	13	1.60	1.60	1.61
10/31/2023	30.80	.51	1.38	1.89	(.27 )	—	(.27 )	32.42	6.09	15	1.62	1.62	1.53
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31 )	(1.64)	(1.95)	30.80	(18.62)	19	1.60	1.60	.87
10/31/2021	33.42	.32	6.42	6.74	(.31 )	—	(.31 )	39.85	20.24	31	1.59	1.59	.83
Class 529-E:
10/31/2025	38.66	.79	4.21	5.00	(.75 )	(1.32)	(2.07)	41.59	13.64	11	1.07	1.07	2.05
10/31/2024	32.49	.79	5.96	6.75	(.58 )	—	(.58 )	38.66	20.82	11	1.07	1.07	2.14
10/31/2023	30.88	.70	1.38	2.08	(.47 )	—	(.47 )	32.49	6.69	10	1.08	1.08	2.08
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49 )	(1.64)	(2.13)	30.88	(18.18)	11	1.07	1.07	1.43
10/31/2021	33.49	.53	6.43	6.96	(.52 )	—	(.52 )	39.93	20.85	15	1.07	1.07	1.37
Class 529-T:
10/31/2025	38.66	.98	4.19	5.17	(.94 )	(1.32)	(2.26)	41.57	14.14 [5]	— [6]	.59 [5]	.59 [5]	2.52 [5]
10/31/2024	32.48	.97	5.96	6.93	(.75 )	—	(.75 )	38.66	21.42 [5]	— [6]	.61 [5]	.61 [5]	2.62 [5]
10/31/2023	30.87	.86	1.38	2.24	(.63 )	—	(.63 )	32.48	7.18 [5]	— [6]	.61 [5]	.61 [5]	2.55 [5]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66 )	(1.64)	(2.30)	30.87	(17.79)[5]	— [6]	.59 [5]	.59 [5]	1.89 [5]
10/31/2021	33.49	.70	6.43	7.13	(.69 )	—	(.69 )	39.93	21.42 [5]	— [6]	.61 [5]	.61 [5]	1.80 [5]
Class 529-F-1:
10/31/2025	38.70	.95	4.20	5.15	(.91 )	(1.32)	(2.23)	41.62	14.07 [5]	— [6]	.66 [5]	.66 [5]	2.45 [5]
10/31/2024	32.52	.94	5.97	6.91	(.73 )	—	(.73 )	38.70	21.31 [5]	— [6]	.67 [5]	.67 [5]	2.53 [5]
10/31/2023	30.92	.83	1.37	2.20	(.60 )	—	(.60 )	32.52	7.09 [5]	— [6]	.68 [5]	.68 [5]	2.47 [5]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63 )	(1.64)	(2.27)	30.92	(17.87)[5]	— [6]	.67 [5]	.67 [5]	1.83 [5]
10/31/2021	33.53	.69	6.45	7.14	(.69 )	—	(.69 )	39.98	21.40 [5]	— [6]	.65 [5]	.65 [5]	1.80 [5]
Class 529-F-2:
10/31/2025	38.72	.99	4.21	5.20	(.95 )	(1.32)	(2.27)	41.65	14.19	54.57		.57	2.55
10/31/2024	32.53	.98	5.97	6.95	(.76 )	—	(.76 )	38.72	21.45	49.58		.58	2.63
10/31/2023	30.92	.87	1.38	2.25	(.64 )	—	(.64 )	32.53	7.20	43.57		.57	2.59
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66 )	(1.64)	(2.30)	30.92	(17.78)	38.57		.57	1.93
10/31/2021	33.54	.71	6.44	7.15	(.70 )	—	(.70 )	39.99	21.43	46.60		.60	1.84
Class 529-F-3:
10/31/2025	38.72	1.00	4.20	5.20	(.96 )	(1.32)	(2.28)	41.64	14.21	— [6]	.53	.53	2.58
10/31/2024	32.54	.99	5.97	6.96	(.78 )	—	(.78 )	38.72	21.46	— [6]	.54	.54	2.67
10/31/2023	30.93	.88	1.38	2.26	(.65 )	—	(.65 )	32.54	7.26	— [6]	.55	.55	2.62
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67 )	(1.64)	(2.31)	30.93	(17.75)	— [6]	.54	.54	1.97
10/31/2021	33.54	.73	6.45	7.18	(.72 )	—	(.72 )	40.00	21.50	— [6]	.59	.54	1.90
Class R-1:
10/31/2025	38.65	.62	4.19	4.81	(.55 )	(1.32)	(1.87)	41.59	13.08	3	1.54	1.54	1.61
10/31/2024	32.48	.62	5.96	6.58	(.41 )	—	(.41 )	38.65	20.29	3	1.54	1.54	1.67
10/31/2023	30.87	.54	1.38	1.92	(.31 )	—	(.31 )	32.48	6.20	4	1.55	1.55	1.62
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33 )	(1.64)	(1.97)	30.87	(18.58)	3	1.52	1.52	.96
10/31/2021	33.49	.35	6.42	6.77	(.34 )	—	(.34 )	39.92	20.27	5	1.55	1.55	.90
Refer to the end of the table(s) for footnote(s).

48	American Funds Global Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025	$38.53	$.61	$4.19	$4.80	$(.57 )	$(1.32)	$(1.89)	$41.44	13.09%	$42	1.55%	1.55%	1.57%
10/31/2024	32.39	.62	5.93	6.55	(.41 )	—	(.41 )	38.53	20.26	40	1.55	1.55	1.66
10/31/2023	30.78	.54	1.38	1.92	(.31 )	—	(.31 )	32.39	6.18	37	1.55	1.55	1.62
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34 )	(1.64)	(1.98)	30.78	(18.58)	40	1.55	1.55	.96
10/31/2021	33.41	.34	6.42	6.76	(.34 )	—	(.34 )	39.83	20.26	51	1.56	1.56	.88
Class R-2E:
10/31/2025	38.61	.72	4.19	4.91	(.68 )	(1.32)	(2.00)	41.52	13.39	4	1.27	1.27	1.85
10/31/2024	32.45	.72	5.94	6.66	(.50 )	—	(.50 )	38.61	20.57	4	1.28	1.28	1.94
10/31/2023	30.84	.63	1.38	2.01	(.40 )	—	(.40 )	32.45	6.49	4	1.28	1.28	1.89
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41 )	(1.64)	(2.05)	30.84	(18.38)	3	1.28	1.28	1.24
10/31/2021	33.46	.45	6.43	6.88	(.45 )	—	(.45 )	39.89	20.59	3	1.28	1.28	1.17
Class R-3:
10/31/2025	38.65	.78	4.20	4.98	(.74 )	(1.32)	(2.06)	41.57	13.58	62	1.11	1.11	2.01
10/31/2024	32.48	.78	5.95	6.73	(.56 )	—	(.56 )	38.65	20.79	58	1.11	1.11	2.09
10/31/2023	30.87	.69	1.38	2.07	(.46 )	—	(.46 )	32.48	6.63	50	1.12	1.12	2.06
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47 )	(1.64)	(2.11)	30.87	(18.21)	49	1.11	1.11	1.39
10/31/2021	33.48	.50	6.44	6.94	(.50 )	—	(.50 )	39.92	20.79	63	1.12	1.12	1.31
Class R-4:
10/31/2025	38.72	.90	4.20	5.10	(.85 )	(1.32)	(2.17)	41.65	13.90	41.82		.82	2.31
10/31/2024	32.54	.89	5.96	6.85	(.67 )	—	(.67 )	38.72	21.14	44.82		.82	2.39
10/31/2023	30.93	.79	1.38	2.17	(.56 )	—	(.56 )	32.54	6.97	39.82		.82	2.35
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57 )	(1.64)	(2.21)	30.93	(17.97)	38.81		.81	1.68
10/31/2021	33.53	.62	6.45	7.07	(.61 )	—	(.61 )	39.99	21.14	50.82		.82	1.61
Class R-5E:
10/31/2025	38.69	.96	4.20	5.16	(.92 )	(1.32)	(2.24)	41.61	14.11	11.63		.63	2.49
10/31/2024	32.51	.96	5.96	6.92	(.74 )	—	(.74 )	38.69	21.37	9.63		.63	2.59
10/31/2023	30.90	.86	1.37	2.23	(.62 )	—	(.62 )	32.51	7.17	7.63		.63	2.55
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64 )	(1.64)	(2.28)	30.90	(17.82)	6.63		.63	1.86
10/31/2021	33.51	.70	6.44	7.14	(.69 )	—	(.69 )	39.96	21.39	8.63		.63	1.80
Class R-5:
10/31/2025	38.78	1.02	4.20	5.22	(.96 )	(1.32)	(2.28)	41.72	14.24	14.53		.53	2.62
10/31/2024	32.59	1.00	5.97	6.97	(.78 )	—	(.78 )	38.78	21.51	18.53		.53	2.69
10/31/2023	30.97	.89	1.38	2.27	(.65 )	—	(.65 )	32.59	7.27	16.53		.53	2.64
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68 )	(1.64)	(2.32)	30.97	(17.74)	20.52		.52	1.96
10/31/2021	33.58	.75	6.45	7.20	(.73 )	—	(.73 )	40.05	21.49	27.53		.53	1.93
Class R-6:
10/31/2025	38.75	1.03	4.21	5.24	(.98 )	(1.32)	(2.30)	41.69	14.32	17,371.48		.48	2.64
10/31/2024	32.56	1.02	5.97	6.99	(.80 )	—	(.80 )	38.75	21.55	15,516.48		.48	2.74
10/31/2023	30.95	.90	1.38	2.28	(.67 )	—	(.67 )	32.56	7.33	15,048.48		.48	2.69
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70 )	(1.64)	(2.34)	30.95	(17.71)	13,034.48		.48	2.03
10/31/2021	33.56	.76	6.44	7.20	(.74 )	—	(.74 )	40.02	21.59	14,265.48		.48	1.96
Refer to the end of the table(s) for footnote(s).

American Funds Global Balanced Fund	49

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended October 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	50%	44%	44%	43%	56%
Including mortgage dollar roll transactions	69%	114%	91%	61%	69%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

50	American Funds Global Balanced Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Global Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Global Balanced Fund (the “Fund”), including the investment portfolio, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Global Balanced Fund	51

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Long-term capital gains	$900,518,000
Qualified dividend income	$417,306,000
Section 199A dividends	$1,875,000
Section 163(j) interest dividends	$386,944,000
Corporate dividends received deduction	$155,644,000
U.S. government income that may be exempt from state taxation	$106,710,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

52	American Funds Global Balanced Fund

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended October 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Global Balanced Fund	53

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended October 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026